FAIR VALUE MEASUREMENTS - Additional information (Details) - Public Warrants - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants transferred from a Level 3 to Level 1	$ 2,932,500	$ 3,852,500
Transfer to Level 2	$ 2,054,700	$ 2,197,800